GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 27, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Goodwill and Indefinite-Lived Intangible Assets
The changes in the net carrying amount of goodwill by reporting segment for the years ended December 27, 2014 and December 28, 2013, are as follows (in thousands):

	Eastern	Western	Site-Built	All Other	Total
Balance as of December 29, 2012	66,579	61,346	21,720	9,671	159,316
Acquisitions	-	1,160	-	-	1,160
Other	-	(330)	-	-	(330)
Balance as of December 28, 2013	66,579	62,176	21,720	9,671	160,146
Acquisitions	-	22,916	-	-	22,916
Balance as of December 27, 2014	$66,579	85,092	$21,720	$9,671	$183,062

Other Intangible Assets
The following amounts were included in other amortizable intangible assets, net as of December 27, 2014 and December 28, 2013 (in thousands):

	2014		2013
	Assets	Accumulated Amortization	Assets	Accumulated Amortization
Non-compete agreements	$2,917	$(1,019)	$1,340	$(514)
Customer relationships	9,480	(8,027)	9,480	(6,832)
Licensing agreements	4,589	(2,065)	4,589	(1,606)
Patents	3,464	(2,860)	3,393	(2,609)
Total	$20,450	$(13,971)	$18,802	$(11,561)

Estimated Useful Lives of Intangible Assets
Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Non-compete agreements	5 to 10 years
Customer relationship	5 to 8 years
Licensing agreements	10 years

Expected Amortization Expense
The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2015	$2,270
2016	1,265
2017	1,108
2018	845
2019	586
Thereafter	405
Total	$6,479